Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Intangible Assets [Abstract]
Summary of Changes in Goodwill and Intangible Assets

Changes in goodwill and intangible assets account for the years ended December 31, 2018 and 2017 are as follows:

	Intangible Asset with	Intangible Assets with Finite Life					Total Intangible Assets			Total Goodwill
	Indefinite Life Trademark	Franchise	Customer List	Spectrum	Licenses	Others	with Finite Life	Total Intangible Assets	Goodwill	and Intangible Assets
	(in million pesos)
December 31, 2018
Costs:
Balance at beginning of the year	4,505	3,016	4,726	1,205	1,079	1,562	11,588	16,093	63,058	79,151
Additions	—	—	—	—	—	21	21	21	—	21
Disposals	—	—	—	—	—	(372)	(372)	(372)	—	(372)
Deconsolidation	—	—	—	—	—	(460)	(460)	(460)	(1,025)	(1,485)
Translation and other adjustments	—	—	—	—	—	24	24	24	—	24
Balance at end of the year	4,505	3,016	4,726	1,205	1,079	775	10,801	15,306	62,033	77,339
Accumulated amortization and impairment:
Balance at beginning of the year	—	1,147	3,280	1,071	1,044	1,347	7,889	7,889	1,679	9,568
Disposals	—	—	—	—	—	(372)	(372)	(372)	—	(372)
Amortization during the year (Notes 4 and 5)	—	187	510	81	7	107	892	892	—	892
Deconsolidation	—	—	—	—	—	(331)	(331)	(331)	(1,025)	(1,356)
Translation and other adjustments	—	—	—	—	—	24	24	24	—	24
Balance at end of the year	—	1,334	3,790	1,152	1,051	775	8,102	8,102	654	8,756
Net balance at end of the year	4,505	1,682	936	53	28	—	2,699	7,204	61,379	68,583
Estimated useful lives (in years)	—	16	2 – 9	15	18	1 – 10	—	—	—	—
Remaining useful lives (in years)	—	9	1 – 2	1	4	—	—	—	—	—
December 31, 2017
Costs:
Balance at beginning of the year	4,505	3,016	4,726	1,205	1,079	1,379	11,405	15,910	63,058	78,968
Additions	—	—	—	—	—	138	138	138	—	138
Translation and other adjustments	—	—	—	—	—	45	45	45	—	45
Balance at end of the year	4,505	3,016	4,726	1,205	1,079	1,562	11,588	16,093	63,058	79,151
Accumulated amortization and impairment:
Balance at beginning of the year	—	961	2,769	991	1,037	1,251	7,009	7,009	1,679	8,688
Amortization during the year (Notes 4 and 5)	—	186	511	80	7	51	835	835	—	835
Translation and other adjustments	—	—	—	—	—	45	45	45	—	45
Balance at end of the year	—	1,147	3,280	1,071	1,044	1,347	7,889	7,889	1,679	9,568
Net balance at end of the year	4,505	1,869	1,446	134	35	215	3,699	8,204	61,379	69,583
Estimated useful lives (in years)	—	16	2 – 9	15	18	1 – 10	—	—	—	—
Remaining useful lives (in years)	—	10	1 – 3	2	5	5 – 9	—	—	—	—

Summary of Consolidated Goodwill and Intangible Assets of Reportable Segments

The consolidated goodwill and intangible assets of our reportable segments as at December 31, 2018 and 2017 are as follows:

	2018			2017
	Wireless	Fixed Line	Total	Wireless	Fixed Line	Total
	(in million pesos)
Trademark	4,505	—	4,505	4,505	—	4,505
Franchise	1,682	—	1,682	1,869	—	1,869
Customer list	936	—	936	1,446	—	1,446
Spectrum	53	—	53	134	—	134
Licenses	28	—	28	35	—	35
Others	—	—	—	215	—	215
Total intangible assets	7,204	—	7,204	8,204	—	8,204
Goodwill	56,571	4,808	61,379	56,571	4,808	61,379
Total goodwill and intangible assets	63,775	4,808	68,583	64,775	4,808	69,583

Summary of Future Amortization of Intangible Assets	The consolidated future amortization of intangible assets as at December 31, 2018 is as follows:
Year	(in million pesos)
2019	758
2020	619
2021	194
2022	191
2023 and onwards	937
2,699